Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	34-0367600
EBP, Plan Number	003
Notes receivable from participants	$ 20,426,375
Total assets held for investment purposes	1,589,325,674
Investment, Identifier [Axis]: Artisan International Small-Mid Artisan International Small-Mid
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,079,054
EBP, Investment, Issuer Name [Extensible Enumeration]	Artisan International Small-Mid [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Artisan International Small-Mid [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Baird Aggregate Bond Fund Baird Aggregate Bond Inst.
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 90,648,128
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Aggregate Bond Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Baird Aggregate Bond Fund Class Institutional [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Berkshire Hathaway Class B Stock Fund Berkshire Hathaway Class B Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,972,202
EBP, Investment, Issuer Name [Extensible Enumeration]	Berkshire Hathaway Class B Stock Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Berkshire Hathaway Class B Common Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: DFA Emerging Markets Core Equity 2 DFA Emerging Markets Core Equity 2
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,154,491
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA Emerging Markets Core Equity 2 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	DFA Emerging Markets Core Equity 2 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Hermes MDT Mid Cap Growth Federated Hermes MDT Mid Cap Growth CL P
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,566,769
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Hermes MDT Mid Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Federated Hermes MDT Mid Cap Growth CL P [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Advisor® Diversified Intl Fidelity Advisor® Diversified Intl
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,692,883
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Advisor Diversified Intl [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Fidelity Advisor Diversified Intl [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Interest-bearing cash
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,099,392
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs Asset Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Stable Value Fund Interest-bearing Cash [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Goldman Sachs Asset Management Stable Value Fund: Synthetic GICs
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,066,889
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs Asset Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Synthetic GICs [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Hartford Small Cap Growth Hartford Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,406,900
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Small Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Hartford Small Cap Growth [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Nomura Small Cap Value Fund Nomura Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,386,901
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura Small Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Nomura Small Cap Value Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Self-Directed
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,788,987
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanSelfDirectedBrokerageAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanSelfDirectedBrokerageAccountMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Global All Cap Equity State Street Global All Cap Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 69,859,501
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Global All Cap Equity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	State Street Global All Cap Equity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Russell Large Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,117,051
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Russell Large Cap Growth Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Russell Large Cap Value Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 67,873,013
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Russell Large Cap Value Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Russell Small Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,729,848
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Russell Small Mid Cap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 320,013,858
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	S and P Five Hundred Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 13,695,462
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Twenty Five Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,799,457
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Thirty Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,485,805
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Thirty Five Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133,205,907
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Forty Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,597,377
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Forty Five Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 128,357,935
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Fifty Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,418,043
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Fifty Five Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,252,028
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Sixty Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,126,380
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Sixty Five Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 468,796
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Two Thousand Seventy Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: State Street Investment Management Trust Company Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,006,912
EBP, Investment, Issuer Name [Extensible Enumeration]	State Street Investment Management Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Target Retirement Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T Rowe Price Mid Cap Val Equity T Rowe Price Mid-Cap Val Equity Trust D
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,029,331
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Mid Cap Val Equity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	T Rowe Price Mid Cap Val Equity Trust D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%